Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 3,680,451	$ 3,298,873	$ 3,119,917
Interest income	5,113	4,015	6,356
Interest expense	119,198	111,477	109,226
Depreciation and amortization	371,041	332,027	303,237
Income tax expense	39,648	65,753	56,023
Segment net income	200,779	232,324	213,936
Segment assets	12,765,257	8,735,853	8,170,048
Capital expenditures	715,626	825,105	938,148
Operating Segments
Segment Reporting Information [Line Items]
Revenues	3,578,105	3,164,014	2,961,191
Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	102,346	134,859	158,726
Interest income	0	0	0
Interest expense	639	1,060	114
Depreciation and amortization	0	0	0
Income tax expense	(8,466)	(1,130)	(349)
Segment net income	(26,776)	(1,656)	(1,639)
Segment assets	47,664	3,980	6,108
Capital expenditures	0	0	0
Natural Gas Distribution
Segment Reporting Information [Line Items]
Revenues	1,521,790	1,350,585	1,368,939
Interest income	5,113	4,015	6,356
Interest expense	97,560	101,148	95,026
Depreciation and amortization	253,398	235,295	215,620
Income tax expense	29,338	35,755	34,973
Segment net income	187,135	159,118	163,171
Segment assets	7,950,263	7,256,636	6,798,746
Capital expenditures	601,983	692,216	778,748
Natural Gas Distribution | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,521,790	1,350,585	1,368,939
Natural Gas Distribution | Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	0	0	0
Utility Infrastructure Services
Segment Reporting Information [Line Items]
Revenues	2,158,661	1,948,288	1,750,978
Interest income	0	0	0
Interest expense	20,999	9,269	14,086
Depreciation and amortization	117,643	96,732	87,617
Income tax expense	18,776	31,128	21,399
Segment net income	40,420	74,862	52,404
Segment assets	2,579,748	1,475,237	1,365,194
Capital expenditures	113,643	132,889	159,400
Utility Infrastructure Services | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,056,315	1,813,429	1,592,252
Utility Infrastructure Services | Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	102,346	$ 134,859	$ 158,726
Pipeline and Storage
Segment Reporting Information [Line Items]
Revenues	0
Interest income	0
Interest expense	0
Depreciation and amortization	0
Income tax expense	0
Segment net income	0
Segment assets	2,187,582
Capital expenditures	0
Pipeline and Storage | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0
Pipeline and Storage | Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	$ 0